Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 4,992,834.4	$ 75,363.5	₨ 3,943,449.1
Less: Allowance for credit losses	57,360.1	865.8	47,334.1	$ 714.5	₨ 42,613.2	₨ 33,694.2
Total	4,935,474.3	74,497.7	3,896,115.0
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	3,458,565.7	52,204.7	2,720,988.5
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	589,010.3	8,890.7	486,251.7
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	626,152.2	9,451.4	449,381.7
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	791,857.3	11,952.6	660,456.7
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	369,992.4	5,584.8	305,995.4
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	318,692.0	4,810.4	241,368.8
Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	762,861.5	11,514.8	577,534.2
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 1,534,268.7	$ 23,158.8	₨ 1,222,460.6